Other Reserves - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Detailed Information About Other Reserve [Line Items]
Reverse recapitalization	€ 601,330
Transaction costs		€ 1,570
Other reserves [member]
Disclosure Of Detailed Information About Other Reserve [Line Items]
Issuance of ordinary shares upon Reverse Recapitalization, net of issuance costs	€ 599,760